Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Mortgage Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,701		$ 9,781	$ 10,711	$ 11,303	$ 12,107	$ 11,558	$ 14,249	$ 13,139	$ 11,791	$ 12,174	$ 13,731
Columbia Mortgage Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,007	10,877	11,393	12,112	11,475	14,042	12,839	11,448	11,731	13,117
Columbia Mortgage Opportunities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,098	11,086	11,728	12,594	12,053	14,883	13,758	12,376	12,826	14,487
Columbia Mortgage Opportunities Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,109	11,095	11,743	12,617	12,093	14,939	13,815	12,433	12,875	14,550
Columbia Mortgage Opportunities Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,083	11,051	11,703	12,580	12,051	14,908	13,795	12,423	12,870	14,549
Columbia Mortgage Opportunities Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,083	11,041	11,651	12,480	11,914	14,688	13,545	12,155	12,549	14,161
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299	10,462	10,423	11,090	12,134	12,085	11,091	10,854	10,995	11,596
FTSE One-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,009	$ 10,045	$ 10,166	$ 10,391	$ 10,554	$ 10,562	$ 10,571	$ 10,922	$ 11,528	$ 12,092